SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2024
Stockholders Equity Note [Line Items]
Share-based compensation cost		$ 87,603	$ 63,166
Options granted	[1]	42,897
Number of ordinary shares reserved and available for grant and issuance		10,871,688				8,941,243
Share-based compensation		$ 88,658	$ 63,814
Shares reserved for issuance under ESPP		1,118,576				1,156,437
Ordinary shares repurchased under ESPP		37,861	39,840
Ordinary shares at average prices per share		$ 226.01	$ 150.1
Stock based compensation expense		$ 3,613	$ 2,320
Co-CEO
Stockholders Equity Note [Line Items]
Options granted		20,217	22,481	74,108	73,074
2017 share option plan
Stockholders Equity Note [Line Items]
Weighted-average grant-date fair value of options granted		$ 252.64	$ 217.99
Intrinsic value of options exercised		$ 109,427	$ 136,250
Unamortized share-based compensation expense		$ 241,268	$ 173,557
Weighted average period for cost expected to be recognized		1 year 10 months 17 days	1 year 10 months 2 days
2021 plan
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to unvested restricted share units		$ 230,702	$ 156,611
Weighted average period for cost expected to be recognized		1 year 10 months 20 days	1 year 10 months 13 days
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Options granted	[2]	696,448
Weighted-average grant-date fair value of options granted	[2]	$ 269.61
Restricted Stock Units (RSUs) | Co-CEO
Stockholders Equity Note [Line Items]
Options granted		62,211	48,129	22,928

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.
[2]	Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, and 48,129 to the Company’s Co-CEOs and several executives in 2024.